REVENUES - Impact of adoption of ASC Topic 606 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impact of adoption
Revenues	¥ 635,910	¥ 579,650	¥ 421,024
Cost of revenues	(105,528)	(110,492)	(87,733)
Deferred revenue	224,141	203,531	143,254	¥ 137,860
Information and analytics services
Impact of adoption
Revenues	303,352	268,548	206,201
Data services
Impact of adoption
Revenues	166,264	138,643	125,147
Analytics services
Impact of adoption
Revenues	137,088	129,905	81,054
Marketplace services
Impact of adoption
Revenues	332,558	311,102	214,823
Promotion services
Impact of adoption
Revenues	301,962	244,154	189,718
Listing services
Impact of adoption
Revenues	¥ 30,596	¥ 66,948	¥ 25,105